Loans - Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 378,882	$ 364,341
Deferred loan costs	243	239
Total loans	379,125	364,580
Construction & land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	13,444	23,358
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	117,478	104,899
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	129,828	119,192
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	111,445	110,412
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans before deferred costs	$ 6,687	$ 6,480